Cover	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Murphy Oil Corporation (the “Company”) filed with the Securities and Exchange Commission on October 2, 2024 (the “Initial Form 8-K”), to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K. The Initial Form 8-K reported, among other things, that the Board of Directors (the “Board”) elected Robert B. Tudor, III, as an independent director to the Board, effective as of October 2, 2024. At the time of the filing of the Initial Form 8-K, the Board had not determined Mr. Tudor’s committee assignments. This Amendment is being filed solely for the purpose of amending the disclosure in the Initial Form 8-K to include a description of Mr. Tudor’s committee assignments. This Amendment does not otherwise modify or update any other disclosures in the Initial Form 8-K.
Document Period End Date	Oct. 02, 2024
Entity File Number	1-8590
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Central Index Key	0000717423
Entity Tax Identification Number	71-0361522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9805 Katy Fwy
Entity Address, Address Line Two	Suite G-200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	675-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false